UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $996,402 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CACI INTL INC                  CL A             127190304    40744   894500 SH       DEFINED 1  2           894500        0        0
CONTINENTAL RESOURCES INC      COM              212015101    31351   983100 SH       DEFINED 1  2           983100        0        0
DISH NETWORK CORP              CL A             25470M109    28198   981500 SH       DEFINED 1  2           981500        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104    44931  3120200 SH       DEFINED 1  2          3120200        0        0
EXTERRAN HLDGS INC             COM              30225X103    73801  1143500 SH       DEFINED 1  2          1143500        0        0
HEWITT ASSOCS INC              COM              42822Q100   107268  2697200 SH       DEFINED 1  2          2697200        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    92851  4101200 SH       DEFINED 1  2          4101200        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    14171   900300 SH       DEFINED 1  2           900300        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    12157   639860 SH       DEFINED 1  2           639860        0        0
META FINL GROUP INC            COM              59100U108     1601    92303 SH       DEFINED 1  2            92303        0        0
METAVANTE TECHNOLOGIES INC     COM              591407101    61915  3097300 SH       DEFINED 1  2          3097300        0        0
MULTIMEDIA GAMES INC           COM              625453105     3450   646000 SH       DEFINED 1  2           646000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   227935  4828100 SH       DEFINED 1  2          4828100        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   126381  2677000 SH       OTHER   1  2                0  2677000        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     2145   750000 SH  PUT  DEFINED 1  2           750000        0        0
SOURCE INTERLINK COS INC       COM NEW          836151209     7803  4107100 SH       DEFINED 1  2          4107100        0        0
TFS FINL CORP                  COM              87240R107    30800  2560300 SH       DEFINED 1  2          2560300        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208    78180  1774800 SH       DEFINED 1  2          1774800        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      760   200000 SH  CALL DEFINED 1  2           200000        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      560  1000000 SH       DEFINED 1  2          1000000        0        0
VICTORY ACQUISITION CORP       COM              92644D100     9400  1000000 SH       DEFINED 1  2          1000000        0        0